Mining interests	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Mining interests	Mining interests

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2020	1,569.4	300.4	1,299.1	157.0	3,325.9
Additions	113.2	110.6	36.5	59.0	319.3
Disposals	(0.3)	—	(7.6)	—	(7.9)
Disposal of Blackwater stream(1)	—	(150.0)	—	—	(150.0)
Transfers	63.6	—	34.3	(97.9)	—
As at December 31, 2021	1,745.9	261.0	1,362.3	118.1	3,487.3
Additions	81.7	109.3	44.1	48.4	283.5
Disposals	(0.2)	—	(7.0)	—	(7.2)
Transfers(2)	78.9	(132.4)	130.9	(77.4)	—
As at December 31, 2022	1,906.3	237.9	1,530.3	89.1	3,763.6
ACCUMULATED DEPRECIATION
As at December 31, 2020	909.1	—	588.5	—	1,497.6
Depreciation for the year	96.7	—	110.6	—	207.3
Disposals	(0.1)	—	(5.4)	—	(5.5)
As at December 31, 2021	1,005.7	—	693.7	—	1,699.4
Depreciation for the period	103.3	—	101.3	—	204.6
Disposals	(0.1)	—	(4.2)	—	(4.3)
As at December 31, 2022	1,108.9	—	790.8	—	1,899.7
CARRYING AMOUNT
As at December 31, 2021	740.2	261.0	668.6	118.1	1,787.9
As at December 31, 2022	797.4	237.9	739.5	89.1	1,863.9
1.In December 2021 the Company disposed of the Blackwater gold stream for $300.0 million resulting in a net gain of $147.3 million.
2.Non-depletable transfers of $132.4 million is made up of $84.8 million from the New Afton thickened and amended tailings facility and $47.6 million from the Rainy River Intrepid zone.

Carrying amount by property

	As at December 31, 2022
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
MINING INTEREST BY SITE
New Afton	402.8	230.9	271.5	17.2	922.4
Rainy River	394.6	5.9	466.9	71.9	939.3
Other(1)	—	1.1	1.1	—	2.2
Carrying amount	797.4	237.9	739.5	89.1	1,863.9
1.Other includes corporate balances.
Carrying amount by property as at December 31, 2021

	As at December 31, 2021
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	396.5	224.0	154.0	44.1	818.6
Rainy River	343.7	35.9	513.1	74.0	966.7
Other(1)	—	1.1	1.5	—	2.6
Carrying amount	740.2	261.0	668.6	118.1	1,787.9
1.Other includes corporate balances.